Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,923.89
Total Fee Amount	2,923.89
Total Transaction Valuation	21,171,608.97	[1]
Total Offset Amount	0
Net Fee	$ 0.00

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,923.89 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on February 13, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.